Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 13. Segment Reporting

The Company uses “the management approach” in determining reportable operating segments. Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker (“CODM”). The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM is the chief executive officer of the Company, who reviews operating results to make decisions about operating decisions, allocating resources and assessing performance for the entire Company. The CODM reviews and utilizes consolidated financial information, including revenue, gross profit, operating income (loss) and net income (loss) as reported on the condensed consolidated statements of comprehensive loss, to assess performance and allocate resources to support strategic priorities. Consolidated net income (loss) is our segment's primary measure of profit or loss. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. The single segment constitutes all the consolidated entities, and the accompanying consolidated financial statements and the notes to the accompanying consolidated financial statements are representative of such amounts. For the three and six months ended June 30, 2026 and 2025, the Company operates in one operating segment.

The table below provides information about the Company’s revenue, significant segment expenses and other segment expenses for the following periods.

	Three Months ended June 30,
	2026	2025
Revenues
Licenses, royalties and fees	$66,000	$140,100
Product and other sales	895,012	219,900
Total revenues	961,012	360,000
Cost of revenues
Licenses, royalties and fees	47,000	39,100
Product and other sales	556,631	129,400
Total cost of revenues	603,631	168,500
Gross profit	357,381	191,500
Less Segment expenses
Research and development	48,300	43,200
Sales and marketing	89,092	57,300
Professional and consulting expenses	417,300	118,300
Compensation and related taxes - general and administrative	236,695	65,300
Other general and administrative	133,726	79,900
Total operating expenses	925,113	364,000
Net loss from operations	(567,732)	(172,500)
Other income (expenses)
Interest income	102,005	120,000
Interest expense and bank charges	(6,200)	(6,100)
Total other income	95,805	113,900
Segment Net loss	$(471,927)	$(58,600)

	Six Months ended June 30,
	2026	2025
Revenues
Licenses, royalties and fees	$166,700	$330,400
Product and other sales	1,184,012	508,600
Total revenues	1,350,712	839,000
Cost of revenues
Licenses, royalties and fees	93,400	82,600
Product and other sales	709,331	291,200
Total cost of revenues	802,731	373,800
Gross profit	547,981	465,200
Less Segment expenses
Research and development	104,100	88,200
Sales and marketing	163,592	148,300
Professional and consulting expenses	485,300	222,600
Compensation and related taxes - general and administrative	331,095	136,300
Other general and administrative	193,126	128,100
Total operating expenses	1,277,213	723,500
Net loss from operations	(729,232)	(258,300)
Other income (expenses)
Interest income	207,205	237,200
Interest expense and bank charges	(12,200)	(12,000)
Total other income	195,005	225,200
Segment Net loss	$(534,227)	$(33,100)

	June 30, 2026	December 31, 2025
Segment Assets	$16,005,854	$14,037,600

Significant Segment Expenses

The Company considers the following as significant expenses in evaluating its segment performance:

•	Research and Development: includes costs related to personnel, laboratory materials and supplies and product development and testing for ink technologies.

•	General and Administrative: includes personnel costs, professional fees, and other overhead expenses.

•	Sales and Marketing: includes personnel costs and other sales related expenses.

•	Cost of Revenues: represents labor costs, material costs and manufacturing overhead costs associated with the production of materials transferred to the customer from the Company’s facility.

Since the Company has only one reportable segment, no additional segment disclosures are required beyond entity-wide disclosures presented below.

Entity-Wide Disclosures

•	Geographic Revenue Information: For the three months ended June 30, 2026, approximately 70% of the Company’s net sales were generated in North America and 30% internationally. For the six months ended June 30, 2026, approximately 56% of the Company’s net sales were generated in North America and 44% internationally. For both the three and six months ended June 30, 2025, 38% of the Company’s net sales were generated in North America and 62% internationally. Refer to Note 11.

•	Major Customers: The Company had one customer that accounted for 21% and 35% of revenue for the three and six months ended June 30, 2026, respectively, and two customers that accounted for 67% of net accounts receivable as of June 30, 2026. In addition, the Company had two and three customers that accounted for 82% and 83% of revenue for the three and six months ended June 30, 2025, respectively; and one customer that accounted for 82% of net accounts receivable as of December 31, 2025. Refer to Note 11.

13. Segment Reporting

The Company operates as a single reportable segment, as the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer (“CEO”), evaluates the business on a consolidated basis and does not receive discrete financial information for multiple business units.

Measure of Segment Profit or Loss

The CODM assesses the Company’s financial performance based on operating loss, which aligns with the amount reported in the statement of comprehensive loss. The following table presents a reconciliation of segment operating loss to net loss:

	Years ended December 31
	2025	2024
Revenues
Licenses, royalties and fees	$605,100	$511,500
Product and other sales	888,700	1,606,300
Total revenues	1,493,800	2,117,800
Cost of revenues
Licenses, royalties and fees	154,900	218,800
Product and other sales	525,500	798,700
Total cost of revenues	680,400	1,017,500
Gross profit	813,400	1,100,300
Operating expenses
Research and development	179,900	178,200
Sales and marketing	282,600	322,400
General and administrative	952,300	3,900,000
Total operating expenses	1,414,800	4,400,600
Net loss from operations	(601,400)	(3,300,300)
Other income (expenses)
Other income	—	84,000
Interest income	470,600	560,700
Interest expense and bank charges	(24,100)	(23,300)
Total other income	446,500	621,400
Net loss before income taxes	(154,900)	(2,678,900)
Income taxes (benefit)	—	—
Net loss	$(154,900)	$(2,678,900)

Significant Segment Expenses

The Company considers the following as significant expenses in evaluating its segment performance:

•	Research and Development: includes costs related to personnel, laboratory materials and supplies and product development and testing for ink technologies.

•	General and Administrative: includes personnel costs, professional fees, and other overhead expenses.

•	Sales and Marketing: includes personnel costs and other sales related expenses.

•	Cost of Revenues: includes labor costs, material costs and manufacturing overhead costs associated with the production of materials transferred to the customer from the Company’s facility.

Since the Company has only one reportable segment, no additional segment disclosures are required beyond entity-wide disclosures presented below.

Entity-Wide Disclosures

•	Geographic Revenue Information: For the year ended December 31, 2025 40% of the Company’s net sales were generated in North America and 60% internationally. For the year ended December 31, 2024, 23% of the Company’s net sales were generated in North America and 77% were generated internationally. Refer to Note 11.

•	Major Customers: The Company has two customers that accounted for 75% of revenue and 82% of net accounts receivable for the year ended December 31, 2025 and 88% of revenue and 93% of net accounts receivable for the year ended December 31, 2024. Refer to Note 11.